Annual Total Returns- Harding Loevner International Small Companies Portfolio (Institutional) [BarChart] - Institutional - Harding Loevner International Small Companies Portfolio - Institutional Class	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	24.30%	25.29%	(4.38%)	4.29%	0.30%	34.66%	(17.36%)	29.80%	18.77%